RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 27,718,721	$ 24,161,398
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 27,864,210	$ 24,355,496
Investment grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 25,238,131	$ 21,302,046
Central Government debt instruments held, Percentage	91.05%	88.16%
Investment grade [member] | Central Banks [Member]
Disclosure of financial assets [line items]
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Bank debt instruments held	$ 145,489	$ 194,098
Investment grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 22,768,597	$ 17,942,244
Central Government debt instruments held, Percentage	82.14%	74.26%
Investment grade [member] | Panama
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,077,656	$ 1,126,942
Central Government debt instruments held, Percentage	3.89%	4.66%
Investment grade [member] | Panama | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 145,489	$ 194,098
Central Bank debt instruments held, Percentage	100.00%	100.00%
Investment grade [member] | Mexico
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 16,268	$ 19,552
Central Government debt instruments held, Percentage	0.06%	0.08%
Investment grade [member] | United States
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,371,842	$ 2,213,308
Central Government debt instruments held, Percentage	4.95%	9.16%
Investment grade [member] | Chile
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 3,768
Central Government debt instruments held, Percentage	0.01%
Speculative grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,480,590	$ 2,859,352
Central Government debt instruments held, Percentage	8.95%	11.84%
Speculative grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,384,493	$ 2,731,647
Central Government debt instruments held, Percentage	8.60%	11.31%
Speculative grade [member] | Brazil
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 27,643	$ 32,834
Central Government debt instruments held, Percentage	0.10%	0.14%
Speculative grade [member] | Costa Rica
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 68,454	$ 94,871
Central Government debt instruments held, Percentage	0.25%	0.39%